Research And Development Expenses, Net	12 Months Ended
Dec. 31, 2017
Research and Development Expense [Abstract]
Research And Development Expenses, Net	RESEARCH AND DEVELOPMENT, NET

	Year ended December 31,
	2017	2016	2015
Total expenses	$301,382	$291,749	$277,837
Less - grants and participations	(36,322)	(35,957)	(34,421)
	$265,060	$255,792	$243,416